Significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2022
Significant accounting policies
Summary of details of subsidiaries

Name of subsidiary	Principal activity	Registered office	Proportion of ownership interest and voting rights held 2022	2021
Vertical Aerospace Group Limited (“VAGL”)	Development and commercialisation of eVTOL technologies.	Unit 1, Camwal Court, Bristol, United Kingdom BS2 0UW	100%	100%